JPMorgan SmartRetirement Blend 2035 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.80%	8.20%		9.33%
JPM SMARTRETIREMENT BLEND 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.08%	8.01%		9.33%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	16.51%	7.11%		8.36%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.81%	7.38%		8.63%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	17.08%	7.64%		8.90%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	7.80%		9.06%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.39%	7.91%		9.17%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.16%	6.75%		8.00%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.48%	5.77%		6.94%